Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Raw materials and consumables used		(4,599)	(4,664)	(4,520)
Changes in inventories of finished goods and work in progress		162	114	(513)
Employee benefit costs		(3,221)	(3,005)	(2,679)
Depreciation, amortisation and impairment costs		(1,512)	(1,038)	(902)
Other operating income		163	85	144
Loss on reclassification from amortised cost to fair value		(3)	(3)
Other operating expenses		(7,851)	(6,668)	(4,682)
Profit from operations		9,016	9,313	6,412
Net finance costs		(1,602)	(1,381)	(1,094)
Share of post-tax results of associates and joint ventures		498	419	24,209
Profit before taxation		7,912	8,351	29,527
Taxation on ordinary activities		(2,063)	(2,141)	8,129
Profit for the year		5,849	6,210	37,656
Attributable to:
Owners of the parent		5,704	6,032	37,485
Non-controlling interests		£ 145	£ 178	£ 171
Earnings per share
Basic		£ 2.497	£ 2.640	£ 18.339
Diluted		£ 2.490	£ 2.632	£ 18.276

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.